ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Associates (Details)	12 Months Ended
Dec. 31, 2025
Minimum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	20.00%
Maximum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	50.00%